PROVISION FOR POST-RETIREMENT HEALTHCARE COSTS (Tables)	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Funded Status and Amounts Recognized by Group for Post-retirement Healthcare Costs

The following table sets forth the funded status and amounts recognized by the Group for post-retirement healthcare costs:

	December 31, 2013	December 31, 2012
Actuarial present value	1.6	2.1
Plan assets at fair value	—	—

Accumulated benefit obligation in excess of plan assets	1.6	2.1
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Provision for post-retirement healthcare costs	1.6	2.1

Reconciliation of Benefit Obligation for Post-retirement Healthcare Cost

The following is a reconciliation of the benefit obligation:

	December 31, 2013	December 31, 2012
Opening balance	2.1	2.1
Service and interest costs	0.1	0.3
Contributions paid	(0.3)	(0.1)
Translation	(0.3)	(0.2)

Closing balance	1.6	2.1

Valuation Assumptions	The valuation assumptions are:

	December 31, 2013	December 31, 2012	December 31, 2011
Healthcare cost inflation rate	7.50%	7.50%	8.00%
Discount rate	8.00%	8.00%	8.75%

Net Periodic Benefit Cost	The net periodic benefit cost is explained as follows:

	December 31, 2013	December 31, 2012	December 31, 2011
Service and interest costs	0.1	0.3	0.1

Net periodic benefit cost	0.1	0.3	0.1

Effect of Assumed Healthcare Trend Rates on Amount Reported for Healthcare Plans

A 100 basis point (1%) change in assumed healthcare cost trend rates would have affected the aggregate service and interest costs and consequently, the accumulated post-retirement healthcare costs as noted below:

	December 31, 2013	December 31, 2012	December 31, 2011
	1% increase in healthcare trend costs would have increased ($’million):
Aggregate service and interest costs	0.01	0.03	0.03
Accumulated post-retirement healthcare costs	0.20	0.20	0.20

	December 31, 2013	December 31, 2012	December 31, 2011
	1% decrease in healthcare trend costs would have decreased ($m):
Aggregate service and interest costs	(0.01)	(0.01)	(0.01)
Accumulated post-retirement healthcare costs	(0.10)	(0.20)	(0.20)